FINANCIAL INSTRUMENTS & RISK (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments

Area	Risk management approach
Liquidity risk
Liquidity risk is managed by maintaining adequate cash balances, access to committed borrowing facilities and diversified sources of funding. Liquidity requirements are monitored on an ongoing basis through budgeting, rolling cash‑flow forecasts and stress‑testing, taking into account restrictions on the transfer of cash within the Group.

Capital management
The Group’s objective in managing capital is to secure its ongoing financial needs, maintain its ability to continue as a going concern and preserve financial flexibility, while providing returns to shareholders. Capital is monitored through leverage metrics, debt maturity profiles and covenant compliance.

Credit risk
Credit risk is managed through established credit policies, customer credit assessments and ongoing monitoring of payment behaviour. Exposure is diversified across a broad customer base and financial counterparties, limiting concentrations of credit risk.

	31 December 2025			31 December 2024
CHF in millions	EUR	USD	Other	EUR	USD	Other
Trade receivables	4.0	1.1	8.2	8.6	1.8	7.5
Trade payables	(19.7)	(7.8)	(12.1)	(21.5)	(19.2)	(10.3)
Sunrise Holding Bank facilities	—	(1,540.5)	—	(653.5)	(1,577.8)	—
Sunrise holding SPE notes	(1,165.8)	(975.5)	—	(351.3)	(1,115.9)	—
Sunrise holding senior notes	(267.8)	—	—	(269.9)	(358.1)	—
Cross currency swaps	(117.4)	(382.4)	—	(232.5)	(30.5)	—
FX Forwards	0.1	(0.1)	(0.3)	(0.3)	0.9	0.2
Interest Rate Options	—	—	—	—	—	—
Interest Rate Swaps	(7.6)	(41.4)	—	(86.0)	(93.5)	—
Net statement of financial position exposure	(1,574.2)	(2,946.6)	(4.2)	(1,606.4)	(3,192.3)	(2.6)

Sensitivity analysis for types of market risk	Foreign currency sensitivity

		31 December
		Effect on profit before tax
	Changes in %	2025	2024
EUR/CHF	10	160.1	177.4
USD/CHF	10	278.6	380.4

Disclosure of capital management
The Sunrise objectives in managing capital are to secure its ongoing financial needs, to continue as a going concern, to meet its financial targets, to provide returns to its shareholders and to maintain a cost-efficient and risk-optimised capital structure. Its managed capital structure consists of equity (as disclosed in Note 20), current and non-current borrowings (see Note 23) less cash and cash equivalents.

	31 December
CHF in millions	2025	2024
Equity attributable to shareholders	4,049.5	4,360.8
Non‑controlling interests (Note 20)	26.2	26.1
Total equity	4,075.7	4,386.9
Current borrowings (Note 23)	485.7	407.4
Non‑current borrowings (Note 23)	3,950.0	4,326.8
Total borrowings	4,435.7	4,734.2
Less: Cash and cash equivalents	(273.2)	(351.8)
Managed capital	8,238.2	8,769.3

Disclosure of maturity analysis for non-derivative financial liabilities

	31 December 2025
CHF in millions	<1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
Trade payables and other payables	719.2	60.5	79.1	87.6	946.4
Accrued interest	98.5	—	—	—	98.5
Vendor financing	387.2	—	—	—	387.2
Borrowings – notional	—	—	564.3	3,393.8	3,958.1
Borrowings – interest	199.4	201.8	592.0	280.6	1,273.8
Lease liabilities (undiscounted)	181.4	178.3	435.8	863.9	1,659.4
Derivatives	72.3	76.2	(168.3)	(100.0)	(119.8)

Disclosure of information relating to supplier finance arrangements
All supplier finance arrangements are classified as current as at 31 December 2025 and 2024:

CHF in millions	31 December 2025	31 December 2024
Carrying amount of liabilities under a supply finance arrangement
Disclosed under trade payables	101.1	71.7
Thereof suppliers have received payment from finance providers	101.1	71.7

Range of payment due dates
Liabilities that are part of the arrangement	1 - 60 Days	1 - 60 Days
Comparable trade payables that are not part of the arrangement [1]	30 - 90 Days	30 - 90 Days

[1] Comparable trade payables are, for example, trade payables of the entity within the same line of business or jurisdiction.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The development of the allowance for expected credit losses of trade receivables for the indicated periods is set forth below:

CHF in millions	2025	2024
Allowance at 1 January	(31.9)	(30.6)
Provisions for impairment of trade receivables	(19.9)	(30.8)
Write-off of receivables	12.5	29.5
Impact from change in estimate (ECL)	(57.8)	—
Allowance at 31 December	(97.1)	(31.9)

Disclosure of financial assets
The detailed ageing of Sunrise trade receivables and the related allowance for expected credit losses is set forth below:

31 December 2025	Current (not due)	1-30 days (overdue)	31-60 days (overdue)	61-90 days (overdue)	91-120 days (overdue)	121-365 days (overdue)	Over 365 days (overdue)	Total
Trade receivables gross	145.7	75.6	15.7	8.1	4.3	30.4	95.5	375.3
Trade receivable gross - Ageing %	38.8%	20.1%	4.2%	2.2%	1.1%	8.1%	25.4%	100.0%
Allowance for doubtful accounts	(0.7)	(0.4)	(2.9)	(2.5)	(2.5)	(15.3)	(72.8)	(97.1)
Allowance for doubtful accounts - Ageing %	0.7%	0.4%	3.0%	2.6%	2.6%	15.8%	75.0%	100.0%
Trade receivables - Provision %	0.5%	0.5%	18.5%	30.9%	58.1%	50.3%	76.2%	25.9%
Unbilled revenue								52.5
Current trade receivables, net								330.7
Non-current trade receivables gross	35.5	—	—	—	—	—	—	35.5
Non-current trade receivables gross - Ageing %	100.0%	—%	—%	—%	—%	—%	—%	100.0%
Non-current trade receivables, net								35.5

31 December 2024	Current (not due)	1-30 days (overdue)	31-60 days (overdue)	61-90 days (overdue)	91-120 days (overdue)	121-365 days (overdue)	Over 365 days (overdue)	Total
Trade receivables gross	153.8	100.9	15.7	12.7	6.2	38.2	—	327.5
Trade receivable gross - Ageing %	47.0%	30.8%	4.8%	3.9%	1.9%	11.7%	—%	100.0%
Trade receivables - affiliates								0.2
Allowance for doubtful accounts	(1.0)	(0.9)	(2.4)	(1.8)	(1.7)	(24.1)	—	(31.9)
Allowance for doubtful accounts - Ageing %	3.1%	2.8%	7.6%	5.6%	5.3%	75.6%	—%	100.0%
Trade receivables - Provision %	0.6%	0.9%	15.4%	14.2%	27.3%	63.1%	—%	(9.7)%
Unbilled revenue								57.2
Current trade receivables, net								353.0
Non-current trade receivables gross	34.3	—	—	—	—	—	—	34.3
Non-current trade receivables gross - Ageing %	100.0%	—%	—%	—%	—%	—%	—%	100.0%
Non-current trade receivables, net								34.3

		31 December
		2025		2024
	Fair value level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current assets carried at FVTPL:
Derivative financial instruments	II	140.9	140.9	162.5	162.5
Non-current assets carried at FVTPL:
Derivative financial instruments	II	9.6	9.6	5.1	5.1
Total		150.5	150.5	167.6	167.6

Current liabilities carried at FVTPL:
Derivative financial instruments	II	73.1	73.1	179.3	179.3
Non-current liabilities carried at FVTPL:
Derivative financial instruments	II	648.0	648.0	421.1	421.1
Non-current liabilities carried at amortised cost:
Third-party debt	I	3,950.0	3,982.3	4,326.8	4,085.8
Total		4,671.1	4,703.4	4,927.2	4,686.2

Disclosure of financial liabilities

		31 December
		2025		2024
	Fair value level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current assets carried at FVTPL:
Derivative financial instruments	II	140.9	140.9	162.5	162.5
Non-current assets carried at FVTPL:
Derivative financial instruments	II	9.6	9.6	5.1	5.1
Total		150.5	150.5	167.6	167.6

Current liabilities carried at FVTPL:
Derivative financial instruments	II	73.1	73.1	179.3	179.3
Non-current liabilities carried at FVTPL:
Derivative financial instruments	II	648.0	648.0	421.1	421.1
Non-current liabilities carried at amortised cost:
Third-party debt	I	3,950.0	3,982.3	4,326.8	4,085.8
Total		4,671.1	4,703.4	4,927.2	4,686.2

	31 December
	2025			2024
CHF in millions	Current	Non-Current	Total	Current	Non-Current	Total
Financial Liabilities
Third-party debt incl. vendor financing (Note 23)	387.2	3,950.0	4,337.2	350.0	4,326.8	4,676.8
Accrued interest on third-party debt	98.5	—	98.5	57.4	—	57.4
Derivative financial instruments	73.1	648.0	721.1	179.3	421.1	600.4
Total financial liabilities	558.8	4,598.0	5,156.8	586.7	4,747.9	5,334.6

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of movements in liabilities to cash flows from financing activities

CHF in millions	Debt and Accrued Interest	Derivative (Assets)/Liabilities	Lease Liabilities	Other (Assets)/ Liabilities	Total
Balance as of 1 January 2025	4,734.2	432.9	1,219.3	63.9	6,450.3
Cash flows from financing activities:
Interest paid	(198.5)	—	(61.3)	(1.5)	(261.3)
Borrowings of debt	1,260.8	—	—	—	1,260.8
Vendor financing additions	405.7	—	—	—	405.7
Repayments of debt and lease liabilities	(1,223.4)	—	(121.0)	—	(1,344.4)
Principal payments on operating-related vendor financing	(360.1)	—	—	—	(360.1)
Principal payments on capital-related vendor financing	(70.6)	—	—	—	(70.6)
Payment of financing costs and debt premiums	(16.6)	—	—	(2.7)	(19.3)
Net cash received related to derivative instruments	—	(151.3)	—	—	(151.3)
Total cash flows from financing activities	(202.7)	(151.3)	(182.3)	(4.2)	(540.5)

Losses on debt extinguishment	21.7	—	—	7.5	29.2
Realised and unrealised (gains) losses on derivative instruments, net	—	290.1	—	—	290.1
Interest accruals	246.9	—	61.3	5.1	313.3
Assets acquired under leases	—	—	173.4	—	173.4
Assets acquired under capital-related vendor financing arrangements, including VAT	62.1	—	—	—	62.1
Effect of changes in foreign exchange rates	(423.5)	—	—	—	(423.5)
Other changes	(3.0)	(1.2)	5.5	222.0	223.3
Balance as of 31 December 2025	4,435.7	570.5	1,277.2	294.3	6,577.7
[1] The amount of CHF 222 million primarily relates to the measurement and recognition of financial liabilities arising from the ice-hockey broadcasting rights agreement entered into in 2025

CHF in millions	Debt and Accrued Interest	Derivative (Assets)/Liabilities	Lease Liabilities	Total
Balance as of 1 January 2024	5,537.3	607.3	1,257.6	7,402.2
Cash flows from financing activities:
Interest paid	(359.2)	—	(61.0)	(420.2)
Vendor financing additions	363.4	—	—	363.4
Repayments of debt and lease liabilities	(1,064.7)	—	(114.4)	(1,179.1)
Principal payments on operating-related vendor financing	(327.9)	—	—	(327.9)
Principal payments on capital-related vendor financing	(49.1)	—	—	(49.1)
Net cash received related to derivative instruments	—	52.3	—	52.3
Total cash flows from financing activities	(1,437.5)	52.3	(175.4)	(1,560.6)

Losses on debt extinguishment	3.9	—	—	3.9
Realised and unrealised (gains) losses on derivative instruments, net	—	(249.6)	—	(249.6)
Interest accruals	358.2	—	69.8	428.0
Assets acquired under leases	—	—	126.3	126.3
Assets acquired under capital-related vendor financing arrangements, including VAT	52.1	—	—	52.1
Effect of changes in foreign exchange rates	271.8	15.6	—	287.4
Other related party charges	(51.8)	—	—	(51.8)
Other changes	0.2	7.3	(59.0)	(51.5)
Balance as of 31 December 2024	4,734.2	432.9	1,219.3	6,386.4

CHF in millions	Debt and Accrued Interest	Derivative (Assets)/Liabilities	Lease Liabilities	Total
Balance as of 1 January 2023	5,942.1	(15.5)	1,347.9	7,274.5
Cash flows from financing activities:
Interest paid	(364.1)	—	(58.4)	(422.5)
Vendor financing additions	271.2	—	—	271.2
Repayments of debt and lease liabilities	—	—	(107.6)	(107.6)
Principal payments on operating-related vendor financing	(171.8)	—	—	(171.8)
Principal payments on capital-related vendor financing	(124.8)	—	—	(124.8)
Payments on financing costs and debt premiums	0.1	—	—	0.1
Net cash received related to derivative instruments	—	117.1	—	117.1
Total cash flows from financing activities	(389.4)	117.1	(166.0)	(438.3)

Realised and unrealised (gains) losses on derivative instruments, net	—	524.4	—	524.4
Interest accruals	358.7	—	67.9	426.6
Assets acquired under leases	—	—	56.2	56.2
Assets acquired under capital-related vendor financing arrangements, including VAT	77.6	—	—	77.6
Effect of changes in foreign exchange rates	(453.4)	(13.3)	—	(466.7)
Other related party charges	1.7	—	—	1.7
Other changes	0.1	(5.4)	(48.4)	(53.7)
Balance as of 31 December 2023	5,537.3	607.3	1,257.6	7,402.2